                                 MORGAN STANLEY
                        EMERGING MARKETS DEBT FUND, INC.

---------------------------------------------

OFFICERS AND DIRECTORS

Barton M. Biggs              Frederick B. Whittemore
CHAIRMAN OF THE BOARD        DIRECTOR
OF DIRECTORS                 James W. Grisham
Warren J. Olsen              VICE PRESIDENT
PRESIDENT AND DIRECTOR       Harold J. Schaaff, Jr.
Peter J. Chase               VICE PRESIDENT
DIRECTOR                     Joseph P. Stadler
John W. Croghan              VICE PRESIDENT
DIRECTOR                     Valerie Y. Lewis
David B. Gill                SECRETARY
DIRECTOR                     James R. Rooney
Graham E. Jones              TREASURER
DIRECTOR                     Joanna M. Haigney
John A. Levin                ASSISTANT TREASURER
DIRECTOR
William G. Morton, Jr.
DIRECTOR

---------------------------------------------
INVESTMENT ADVISER

Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
---------------------------------------------------------
ADMINISTRATOR
The Chase Manhattan Bank, N.A.
73 Tremont Street
Boston, Massachusetts 02108
---------------------------------------------------------
CUSTODIANS
Morgan Stanley Trust Company (International)
One Pierrepont Plaza
Brooklyn, New York 11201
The Chase Manhattan Bank, N.A. (Domestic)
770 Broadway
New York, New York 10003
---------------------------------------------------------
SHAREHOLDER SERVICING AGENT
The First National Bank of Boston
Investor Relations Department
P.O. Box 644, Mail Stop 46-02-09
Boston, Massachusetts 02102-0644
(617) 575-2900
---------------------------------------------------------
LEGAL COUNSEL
Rogers & Wells
200 Park Avenue
New York, New York 10166
---------------------------------------------------------
INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

---------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726.

                            ------------------------

                                 MORGAN STANLEY
                                EMERGING MARKETS
                                DEBT FUND, INC.
                             ---------------------

                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1995
                      MORGAN STANLEY ASSET MANAGEMENT INC.
                               INVESTMENT ADVISER

LETTER TO SHAREHOLDERS
-------

For the three months ended September 30, 1995, the Morgan Stanley Emerging Markets Debt Fund, Inc. had a total return, based on net asset value per share, of 7.26% compared to 5.96% for the J.P. Morgan Emerging Markets Bond Index (the "Index"). For the nine months ended September 30, 1995, the Fund's total return was 18.31% compared to 15.74% for the Index. We believe that the markets' two-quarter strength is extendable into the next several quarters--albeit not nearly at the same pace as the last six months--by virtue of still broadly attractive valuations which exist in the benchmark assets for the 14 countries in which the Fund is invested.

Gains were extended in most of the major positions in the Fund, as overall confidence in Latin and other emerging markets recovered following the Mexico devaluation of December 1994. Although the trajectory of the recovery leveled off in the third quarter relative to the very strong 30% move in the previous quarter, several important developments in key countries contributed to the market's strength.

We believe that Brazil will continue to stabilize and attract foreign capital. Brazilian Brady bonds provided a total return of 11% in the third quarter. Macroeconomic indicators strengthened across the board over the quarter: monthly inflation reached 1 1/2% in August; the key trade deficit reversed during the summer, going from a $800 million deficit in June to a $325 million surplus in August; the country's reserves have continued to swell, reaching a hefty $48 billion at the end of September. On the political reform front, President Cardoso is slowly but surely guiding key political and administrative measures into and through Congress. Amid steady progress on both the economic and political fronts Brazilian bonds provide a generous spread premium of 900-1200 basis points over U.S. Treasuries. These assets represent one of the most attractive risk/return profiles in any fixed income market today.

Mexican assets are going to go through a long recovery process. The move to macroeconomic stability, in the wake of extremely severe dislocations in the Mexican economy, will necessarily be a multi-year process. We believe that ultimately Mexico will achieve economic stability over the next several quarters, most probably by mid-1996, but the road toward equilibrium is indeed a bumpy ride. And political turbulence will continue to afflict both Mexican debt and equity markets. In this atmosphere we have focused on assets within Mexico which appear to be the most oversold and undervalued. Some of these are Mexico peso-denominated Treasury bills--Cetes--which are providing the Fund with yields (in pesos) of 40-45%.

Our view is that in a 1996 growth recovery environment in Mexico, accompanied by very strict fiscal and monetary policies, the inflationary trends point downwards; hence the currently very high real interest rates of 20-25% on these instruments are very attractive over a 12-month horizon.

We continued along the path of reducing the Fund's weighting in Argentina over the quarter. In mid-May the weighting in Argentina stood at 20%; by September 30 the allocation had declined to 6.2% of the Fund. The medium- to long-term fundamental outlook for this country looks great: vast natural resources, a well-educated, professional middle-class, huge gains in structural reform over the last five years, and a consensus commitment to sustaining the hard-fought economic gains of the President Menem/ Finance Minister Cavallo era. But overshadowing this rosy long-term outlook are short-term worries of a dual nature; political, in the form of backbiting between the Menem, Cavallo and other intense political interests in Buenos Aires; and secondly, and more fundamentally, the Argentine economy is currently in the midst of a sharp recession, with attendant upward pressure on unemployment, sharply lower industrial production, and a lot of nervousness in the local markets. We await the dust to settle in Argentina before reallocating a significant portion of the Fund to that country.

Elsewhere we are holding 14% of the Fund's assets in Russia in the form of non-performing dollar-denominated loans. These loans are slated to be restructured within the next nine months, at which point they will become dollar-denominated bonds, obligations of the Russian federation. Given the dramatic turnaround in the macroeconomic fortunes of Russia, plus the clear commitment by authorities to rectify the country's external debt situation, we forecast strong upward movement in the process of Russian assets, in both the fixed income and equity sectors.

SUMMARY

Our view remains that emerging debt prices, while staging a powerful rally since mid-March, have further upside potential based on the simple but powerful combination of extremely attractive valuations-- largely dollar bonds yielding 12% to 18%, along with a sometimes fitful but surely improving outlook for the world's major developing countries.

Effective for the first quarterly dividend payable in 1996, the Fund's Directors have set the Fund's quarterly dividend paid to shareholders at approximately $0.36 per share, subject to the Fund having sufficient earnings. As required to maintain the Fund's favorable tax status, ordinary income earned in excess of the quarterly amount (and capital gains, if any) not previously distributed to shareholders will be declared annually as part of the fourth quarter distribution.

Sincerely,

           [SIG]

Barton M. Biggs
CHAIRMAN

           [SIG]

Paul Ghaffari
FUND MANAGER

November 7, 1995

Morgan Stanley Emerging Markets Debt Fund, Inc.
Investment Summary as of September 30, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

HISTORICAL
INFORMATION
                                                             TOTAL RETURN (%)
                         ----------------------------------------------------------------------------------------

                               MARKET VALUE (1)            NET ASSET VALUE (2)                INDEX (3)
                         ----------------------------  ----------------------------  ----------------------------
                                           AVERAGE                       AVERAGE                       AVERAGE
                           CUMULATIVE       ANNUAL       CUMULATIVE       ANNUAL       CUMULATIVE       ANNUAL
                         ----------------------------  ----------------------------  ----------------------------
CURRENT QUARTER                 8.91%            --           7.26%            --           5.96%            --

FISCAL YEAR TO DATE            22.01             --          18.31             --          15.74             --

ONE YEAR                       12.34          12.34%         10.21          10.21%          6.04           6.04%

SINCE INCEPTION*               14.25           6.27          18.92           8.24          11.69           5.18

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
--------------------------------------------------------------------------------

RETURNS AND PER SHARE INFORMATION (2)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     PERIODS ENDED SEPTEMBER 30:         1993*      1994     9 MONTHS ENDED 9/30/95 (UNAUDITED)
Net Asset Value                          $ 18.96    $ 12.23                              $ 11.97
Income Dividends                            0.16       1.49                                 1.24
Capital Gains and Other Distributions          -       0.41                                    -
Fund Total Return (2)                     35.96%   (25.95%)                               18.31%
Index Total Return (1)                    18.67%   (18.68%)                               15.74%

(1)Assumes dividends and distributions, if any, were reinvested.

(2)Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value of the Fund.

(3)JP Morgan Emerging Markets Bond Index

 * The Fund commenced operations on July 23, 1993.

Morgan Stanley Emerging Markets Debt Fund, Inc.
Portfolio Summary as of September 30, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PORTFOLIO INVESTMENTS DIVERSIFICATION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Debt Instruments             84.5%
Short-Term Investments       15.5%

--------------------------------------------------------------------------------

COUNTRY WEIGHTINGS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Algeria           2.2%
Argentina         6.2%
Brazil           17.4%
Bulgaria          3.6%
Ecuador           4.1%
India             1.1%
Mexico            6.8%
Morocco           6.0%
Nigeria           6.4%
Panama            3.2%
Peru              0.4%
Poland            4.0%
Russia           14.1%
Venezuela         9.0%
Other            15.5%

--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS

       1.  Bank for Foreign Economic Affairs (USD)
       2.  Federative Republic of Brazil 'C' Bond
           'Euro' 8.00%, 4/15/14 PIK
       3.  Central Bank of Nigeria Par Bond 6.25%,
           11/15/20
       4.  Petroleos Mexicanos 8.625%, 12/1/23
       5.  Kingdom of Morocco Restructuring and
           Consolidation Agreement 'A' 1990 6.6875%,
           1/1/09
       6.  Republic of Venezuela Debt Conversion Bond
           'DL' 6.8125%, 12/18/07
       7.  Federative Republic of Brazil 'C' Bond
           8.00%, 4/15/14 PIK
       8.  Republic of Panama Unrestructured Loans
       9.  Republic of Argentina 'L' Bond 'Euro'
           6.8125%, 3/31/05
      10.  Bank for Foreign Economic Affairs (DEM)

INVESTMENTS (UNAUDITED)
(Showing Percentage of Total Value of Investments)

------------

SEPTEMBER 30, 1995

                                          FACE AMOUNT        VALUE
                                                (000)        (000)
---------------------------------------------------------
------------
DEBT INSTRUMENTS (84.4%)
--------------------------------------------------
----------
ALGERIA (2.2%)
LOAN AGREEMENTS
  +++Algeria Loan Agreement
   1989, 7.625%, 12/31/96      FRF            27,830   U.S.$ 2,119
  +++Algeria Reprofiled Loan
   Agreement 'A' 1992
   8.3125%, 12/31/00           U.S.$          10,220         4,292
                                                       -----------
                                                             6,411
                                                       -----------
-----------------------------------------------------------------
-------------
ARGENTINA (6.2%)
BONDS
  Compania Austral de
   Inversiones (Convertible)
   7.00%, 3/7/96                               1,000         1,249
  Nortel Inversora `A' 6.00%,
   3/31/07                                    11,541         6,088
  +++Republic of Argentina
   'L' Bond 'Euro' 6.8125%,
   3/31/05                                    14,500         9,008
  +++Republic of Argentina
   Discount Bond 6.875%,
   3/31/23                                     3,000         1,748
                                                       -----------
                                                            18,093
                                                       -----------
-----------------------------------------------------------------
-------------
BRAZIL (17.4%)
BONDS
  +++Federative Republic of
   Brazil 'C' Bond 'Euro'
   8.00%, 4/15/14 PIK                         53,008        28,227
  +++Federative Republic of
   Brazil 'C' Bond 8.00%,
   4/15/14 PIK                                18,337         9,764
  +++Federative Republic of
   Brazil 'YL4' Bond 4.25%,
   4/15/24                                    13,250         6,443
  +++Federative Republic of
   Brazil 'YL3' Bond 4.25%,
   4/15/24                                     1,500           729
  +++Federative Republic of
   Brazil Eligible Interest
   Bond 'Euro' 7.25%, 4/15/06                  2,250         1,496
  +++Federative Republic of
   Brazil `New' Money Bond
   7.3125%, 4/15/09                            6,250         3,813
                                                       -----------
                                                            50,472
                                                       -----------
-----------------------------------------------------------------
-------------

                                          FACE AMOUNT        VALUE
                                                (000)        (000)
---------------------------------------------------------
------------
BULGARIA (3.6%)
BONDS
  +++Republic of Bulgaria
   Front-Loaded Interest
   Reduction Bond 'A' 'Euro'
   2.00%, 7/28/12              U.S.$           4,500   U.S.$ 1,187
  +++Republic of Bulgaria
   Discount Bond 'A' 6.75%,
   7/28/24                                        49            25
  +++Republic of Bulgaria
   Discount Bond 'B' 7.25%,
   7/28/24                                       880           444
  +++Republic of Bulgaria
   Interest Arrears Bond
   6.75%, 7/28/11                              3,024         1,366
  +++Republic of Bulgaria
   Interest Arrears Bond
   'Euro' 6.75%, 7/28/11                      16,648         7,523
                                                       -----------
                                                            10,545
                                                       -----------
-----------------------------------------------------------------
-------------
ECUADOR (4.1%)
BONDS
  +++Republic of Ecuador
   Discount Bond 6.8125%,
   2/28/25                                       792           390
  +++Republic of Ecuador
   Discount Bond 'Euro'
   6.8125%, 2/28/25                           15,115         7,444
  +++Republic of Ecuador
   Eligible Interest Bond
   `Euro' 6.75%, 12/21/04                        688           410
  +++Republic of Ecuador Par
   Bond 3.00%, 2/28/25                            65            21
  +++Republic of Ecuador Past
   Due Interest Bond 6.8125%,
   2/27/15                                    11,277         3,651
                                                       -----------
                                                            11,916
                                                       -----------
-----------------------------------------------------------------
-------------
INDIA (1.1%)
BONDS
  +++Saurashtra Cement Co.
   17.00%, 3/1/97              INR           940,000         3,117
                                                       -----------
-----------------------------------------------------------------
-------------
MEXICO (6.8%)
BONDS
  Grupo Industrial Durango
   12.00%, 7/15/01             U.S.$           5,500         5,087
  Petroleos Mexicanos 8.625%,
   12/1/23                                    20,000        14,500
                                                       -----------
                                                            19,587
                                                       -----------
-----------------------------------------------------------------
-------------

                                          FACE AMOUNT        VALUE
                                                (000)        (000)
---------------------------------------------------------
------------
MOROCCO (6.0%)
LOAN AGREEMENTS
  +++Kingdom of Morocco
   Restructuring and
   Consolidation Agreement
   'A' 1990 8.5175%, 12/31/00
   (Participation: Salomon
   Brothers)                   JPY           792,741   U.S.$ 4,112
  +++Kingdom of Morocco
   Restructuring and
   Consolidation Agreement
   'A' 1990 6.6875%, 1/1/09
   (Participation: Goldman
   Sachs, Lehman Brothers,
   Paribas, Salomon Brothers)  U.S.$          21,500        13,437
                                                       -----------
                                                            17,549
                                                       -----------
-----------------------------------------------------------------
-------------
NIGERIA (6.4%)
BOND
  Central Bank of Nigeria Par
   Bond 6.25%, 11/15/20
   (includes 35,250 warrants)                 32,500        14,578
                                                       -----------
NOTE
  Central Bank of Nigeria
   Promissory Note 4.16%,
   1/5/10                                     11,000         3,905
                                                       -----------
                                                            18,483
                                                       -----------
-----------------------------------------------------------------
-------------
PANAMA (3.2%)
LOAN AGREEMENT
  Republic of Panama
   Unrestructured Loans                       15,483         9,271
                                                       -----------
-----------------------------------------------------------------
-------------
PERU (0.4%)
LOAN AGREEMENT
  Republic of Peru --
   Petroperu Working Capital
   Loan                                        2,000         1,280
                                                       -----------
-----------------------------------------------------------------
-------------
POLAND (4.0%)
BONDS
  +++Republic of Poland Past
   Due Interest Bond 3.25%,
   10/27/14                                    8,796         5,569
  +++Republic of Poland Past
   Due Interest Bond 'Euro'
   3.25%, 10/27/14                             1,500           950
                                                       -----------
                                                             6,519
                                                       -----------
INDEXED NOTE
  Morgan Guaranty Trust
   Company of New York Polish
   Zloty Linked Note, zero
   coupon, due 11/29/95                        5,000         5,101
                                                       -----------
                                                            11,620
                                                       -----------
-----------------------------------------------------------------
-------------
RUSSIA (14.0%)
LOAN AGREEMENTS
  Bank for Foreign Economic
   Affairs                                    98,150        32,160
  Bank for Foreign Economic
   Affairs                     DEM            34,500         8,480
                                                       -----------
                                                            40,640
                                                       -----------
-----------------------------------------------------------------
-------------
                                          FACE AMOUNT        VALUE
                                                (000)        (000)
---------------------------------------------------------
------------
VENEZUELA (9.0%)
BONDS
  +++Republic of Venezuela
   Debt Conversion Bond 'DL'
   6.8125%, 12/18/07           U.S.$          21,500   U.S.$10,871
  +++Republic of Venezuela
   Discount Bond 'A' 7.1875%,
   3/31/20                                     3,000         1,586
  +++Republic of Venezuela
   Discount Bond 'B' 6.9375%,
   3/31/20                                     5,000         2,644
  Republic of Venezuela Par
   Bond 'A' 6.75%, 3/31/20                    10,500         5,368
  Republic of Venezuela Par
   Bond 'B' 6.75%, 3/31/20                    11,000         5,624
                                                       -----------
                                                            26,093
                                                       -----------
-----------------------------------------------------------------
-------------
TOTAL DEBT INSTRUMENTS
  (Cost $241,180)                                          245,077
                                                       -----------
-----------------------------------------------------------------
-------------
                                              SHARES
---------------------------------------------------------
------------
PURCHASED OPTIONS (0.1%)
---------------------------------------------------------
------------
RUSSIA (0.1%)
  Vnesh call, expiring
   10/16/95, strike price DEM
   31.25                       DEM                80           244
                                                       -----------
-----------------------------------------------------------------
-------------
VENEZUELA (0.0%)
  Venezuela Debt Conversion
   Bond call, expiring
   10/23/95, strike price
   U.S.$51.625                 U.S.$          11,000            67
                                                       -----------
-----------------------------------------------------------------
-------------
TOTAL PURCHASED OPTIONS
  (Cost $293)                                                  311
                                                       -----------
-----------------------------------------------------------------
-------------
                                                 FACE
                                               AMOUNT
                                                (000)
---------------------------------------------------------
------------
SHORT TERM INVESTMENTS (15.4%)
---------------------------------------------------------
------------
MEXICO (8.6%)
MEXICAN CETES
  12/21/95                     MXN            24,000         3,475
  1/11/96                                     30,719         4,358
  1/18/96                                     75,884        10,698
  2/8/96                                      20,000         2,767
  2/22/96                                     12,093         1,653
  7/25/96                                     15,839         1,901
                                                       -----------
                                                            24,852
                                                       -----------
-----------------------------------------------------------------
-------------
UNITED STATES (6.8%)
REPURCHASE AGREEMENT
  Chase Manhattan Bank, N.A.,
   6.00%, dated 9/29/95, due
   10/2/95 to be repurchased
   at U.S.$19,672,
   collateralized by
   U.S.$18,530 United States
   Treasury Bond, 7.25%, due
   5/15/16, valued at
   U.S.$20,059 (Cost
   U.S.$19,662).               U.S.$          19,662        19,662
                                                       -----------
-----------------------------------------------------------------
-------------
TOTAL SHORT TERM INVESTMENTS
  (Cost U.S.$45,802)                                        44,514
                                                       -----------
-----------------------------------------------------------------
-------------

                                               AMOUNT        VALUE
                                                (000)        (000)
---------------------------------------------------------
------------
FOREIGN CURRENCY ON DEPOSIT WITH CUSTODIAN (0.1%)
  French Franc                 FRF               262   U.S.$    53
  Indian Rupee                 INR             8,660           255
                                                       -----------
  (Cost U.S.$330)                                              308
                                                       -----------
-----------------------------------------------------------------
-------------
TOTAL INVESTMENTS (100.0%)
  (Cost $287,605)                                          290,210
                                                       -----------
-----------------------------------------------------------------
-------------
OTHER ASSETS AND LIABILITIES
  Other Assets                 U.S.$          46,283
  Liabilities                                (79,289)      (33,006)
                               ----------------------  -----------
-----------------------------------------------------------------
-------------
NET ASSETS
  Applicable to 21,481,113
   issued and outstanding
   U.S.$.01 par values shares
   (100,000,000 shares
   authorized)                                         U.S.$257,204
                                            ---------------------
-----------------------------------------------------------------
-------------
NET ASSET VALUE PER SHARE                              U.S.$ 11.97
                                            ---------------------
-----------------------------------------------------------------
-------------

                                                 FACE
                                               AMOUNT        VALUE
                                                (000)        (000)
---------------------------------------------------------
------------
SECURITY SOLD SHORT
  United Mexican States Par
   Bond 'A' 6.25%, 12/31/19
   (Includes 12,000 Mexican
   Recovery Rights) (Proceeds
   U.S.$7,003)                 U.S.$          12,000   U.S.$ 7,305
                                                     -------------
-----------------------------------------------------------------
-------------

+++ -- Variable/floating rate or step coupon security -- rate disclosed is as of
       September 30, 1995
PIK -- Payment-in-Kind
DEM -- Deutsche Mark
JPY -- Japanese Yen
MXN -- Mexican New Peso

                                       7